Long-term debt (Details 2)	6 Months Ended
Jun. 30, 2016 USD ($)
Long-term Debt Details 2
Balance, December 31, 2015	$ 4,499
Additions	682
Amortization	(772)
Balance, June 30, 2016	4,409
Less: Current portion of financing costs	(1,476)
Financing costs, non-current portion	$ 2,933